American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income ETF (AVMU)
May 31, 2026

Avantis Core Municipal Fixed Income ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.6%
Alabama — 1.9%
Alabama Public School & College Authority Rev., 5.00%, 11/1/37	200,000	214,428
Alabama Public School & College Authority Rev., 4.00%, 11/1/38	150,000	152,265
Alabama Public School & College Authority Rev., 5.00%, 11/1/39	250,000	266,508
Alabama Public School & College Authority Rev., 4.00%, 11/1/40	700,000	705,852
Birmingham Regional Water Works Rev., 4.00%, 1/1/41	300,000	297,410
Jefferson County Sewer Rev., 5.00%, 10/1/31	200,000	218,935
Jefferson County Sewer Rev., 5.00%, 10/1/32	240,000	265,460
Jefferson County Sewer Rev., 5.00%, 10/1/33	875,000	973,931
		3,094,789
Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	72,279
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	202,728
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	66,817
		341,824
California — 12.1%
California Educational Facilities Authority Rev., (Chapman University), 4.00%, 4/1/47 (GA: Brandman University)	445,000	417,543
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	502,368
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	164,778
California State Public Works Board Rev., (State of California), 5.00%, 4/1/45	960,000	1,037,431
California State University Rev., 5.00%, 11/1/36	200,000	200,326
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AG)(1)	50,000	48,478
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	60,000	61,906
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	299,687
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 4.00%, 12/1/40	210,000	210,017
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 20), 4.00%, 10/1/42	300,000	300,148
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	75,999
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	69,159
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/28	275,000	287,086
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/31	205,000	224,522
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/31	1,130,000	1,237,607
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/32	915,000	1,014,054
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/33	120,000	124,488
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/34	270,000	303,536
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/34	535,000	601,452
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/46	385,000	396,082
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/31	150,000	164,284
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/32	750,000	831,192
Los Angeles Department of Water & Power System Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/40	75,000	78,676
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/32	1,005,000	1,113,797
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	465,000	519,524
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/35	670,000	760,398

Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/39	890,000	982,577
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	133,811
Los Angeles Unified School District GO, 5.00%, 7/1/30	450,000	495,323
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	44,188
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	71,333
Los Angeles Unified School District GO, 5.00%, 7/1/44	475,000	522,419
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	124,968
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/31	180,000	181,539
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/33	225,000	225,410
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/35	100,000	100,048
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/34(1)	110,000	85,583
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	150,000	153,495
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	675,066
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	53,138
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	250,109
State of California GO, 5.00%, 4/1/27	265,000	270,673
State of California GO, 3.00%, 9/1/29	260,000	260,002
State of California GO, 5.00%, 4/1/31	90,000	99,966
State of California GO, 5.00%, 9/1/31	50,000	50,297
State of California GO, 4.00%, 9/1/32	110,000	110,199
State of California GO, 4.00%, 9/1/33	60,000	60,097
State of California GO, 4.00%, 9/1/33	300,000	300,486
State of California GO, 4.00%, 9/1/33	455,000	455,737
State of California GO, 5.00%, 8/1/34	20,000	20,034
State of California GO, 3.00%, 10/1/35	300,000	294,620
State of California GO, 4.00%, 10/1/35	200,000	208,438
State of California GO, 4.00%, 3/1/36	140,000	144,463
State of California GO, 5.00%, 8/1/36	145,000	168,090
State of California GO, 4.00%, 10/1/36	50,000	51,104
State of California GO, 4.00%, 8/1/37	100,000	100,637
State of California GO, 4.00%, 10/1/39	200,000	202,725
State of California GO, 4.00%, 9/1/43	210,000	212,396
Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	502,748
University of California Rev., 5.00%, 5/15/36	65,000	66,276
University of California Rev., 4.00%, 5/15/40	310,000	314,520
Vernon Electric System Rev., 5.00%, 4/1/28	575,000	593,557
		19,630,610
Colorado — 1.1%
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NPFG)(1)	80,000	70,971
State of Colorado COP, 5.00%, 3/15/32	130,000	132,097
State of Colorado COP, 4.00%, 12/15/35	50,000	51,328
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,509,399
University of Colorado Rev., 4.00%, 6/1/43	80,000	79,239
		1,843,034
Connecticut — 2.2%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	275,000	275,031
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	404,510
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 4.00%, 7/1/45	350,000	340,909
State of Connecticut GO, 4.00%, 1/15/32	125,000	132,316
State of Connecticut GO, 5.00%, 10/15/34	50,000	50,347
State of Connecticut GO, 4.00%, 1/15/37	75,000	77,298
State of Connecticut GO, 4.00%, 1/15/38	170,000	174,550
State of Connecticut GO, 5.00%, 3/15/38	100,000	113,110
State of Connecticut GO, 4.00%, 4/15/38	225,000	227,398

State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	55,323
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	682,288
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	71,207
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	68,128
State of Connecticut, Special Tax Rev., 4.00%, 5/1/40	500,000	506,657
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	223,925
University of Connecticut Rev., 4.00%, 4/15/38	95,000	95,534
		3,498,531
District of Columbia — 2.9%
District of Columbia GO, 4.00%, 6/1/37	100,000	100,328
District of Columbia Rev., 4.00%, 3/1/37	360,000	364,794
District of Columbia Rev., 5.00%, 3/1/38	100,000	106,025
District of Columbia Rev., 4.00%, 3/1/40	1,315,000	1,324,180
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/32	150,000	152,244
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	456,227
District of Columbia Income Tax Rev., 5.00%, 6/1/37	140,000	159,188
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	203,641
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	116,665
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	90,378
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	488,457
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	167,442
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	393,389
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	593,891
		4,716,849
Florida — 7.3%
Broward County Airport System Rev., 4.00%, 10/1/42	910,000	905,913
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/42	480,000	482,642
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	106,858
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	100,000	100,059
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	58,618
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	150,004
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	65,008
Central Florida Expressway Authority Rev., 4.00%, 7/1/39	250,000	249,383
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	135,060
Florida Department of Management Services COP, 5.00%, 11/1/26	75,000	75,731
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project), 5.00%, 10/1/28	160,000	161,208
Fort Lauderdale Water & Sewer Rev., 4.00%, 9/1/43	275,000	271,525
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	56,243
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	298,503
Lakeland Department of Electric Utilities Rev., 5.25%, 10/1/36	110,000	125,915
Miami Beach Rev., 5.00%, 9/1/40	2,500,000	2,502,247
Miami-Dade County GO, 5.00%, 7/1/38	100,000	100,125
Miami-Dade County GO, 4.00%, 7/1/42	500,000	499,985
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	136,007
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 4.00%, 4/1/45	485,000	465,480
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	250,000	250,455
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	295,000	294,875
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/27	100,000	103,201
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	928,200
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	503,940
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	140,432
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	650,000	611,250
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	115,000	115,200
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	50,000	50,058

Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	150,174
Orange County School Board COP, 5.00%, 8/1/34	55,000	62,711
Palm Beach County School District COP, 5.00%, 8/1/27	220,000	225,852
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	130,083
School Board of Miami-Dade County COP, 5.00%, 5/1/29	200,000	212,097
School Board of Miami-Dade County COP, 5.00%, 5/1/32	30,000	33,135
School Board of Miami-Dade County COP, 5.00%, 2/1/33	105,000	116,865
School District of Broward County COP, 5.00%, 7/1/27	235,000	240,731
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	650,000	649,072
		11,764,845
Georgia — 1.5%
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AG)	75,000	75,637
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	135,877
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	205,710
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	43,695
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	245,131
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/33	85,000	96,451
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/33	120,000	136,166
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	253,508
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	109,707
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	50,424
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	235,499
State of Georgia GO, 4.00%, 7/1/36	855,000	868,794
		2,456,599
Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	81,573
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/42	160,000	159,738
State of Hawaii GO, 5.00%, 1/1/38	75,000	77,053
		318,364
Idaho — 0.3%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/26	135,000	135,377
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	110,000	117,488
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	161,506
Idaho State Building Authority Rev., (State of Idaho Sales Tax), 5.00%, 6/1/34	110,000	126,269
		540,640
Illinois — 4.1%
Bridgeview Village GO, 5.00%, 12/1/30	60,000	60,020
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	100,574
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	998,993
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	132,415
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	228,665
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	91,145
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	655,000	655,713
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	135,139
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	75,042
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	135,420
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	202,404
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/46	845,000	802,111
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	575,000	602,310
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/26	115,000	115,536
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/42	570,000	549,822
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/47	255,000	228,956
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	99,387
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	55,690
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/35	440,000	494,452

Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	157,841
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	355,000	352,818
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	224,921
State of Illinois GO, 5.00%, 3/1/27	100,000	101,641
		6,601,015
Indiana — 0.5%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	400,399
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/33	110,000	122,080
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	50,092
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	200,009
		772,580
Kentucky — 0.3%
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/26	135,000	135,750
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 4/1/35	265,000	302,101
		437,851
Louisiana — 0.7%
Louisiana Gasoline & Fuels Tax Rev., 5.00%, 5/1/35	115,000	132,424
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/28	560,000	573,678
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	117,702
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	122,717
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/31	145,000	148,131
State of Louisiana GO, 5.00%, 8/1/27	75,000	75,295
		1,169,947
Maryland — 0.3%
State of Maryland GO, 5.00%, 3/15/27	305,000	310,883
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	270,000	252,354
		563,237
Massachusetts — 3.1%
Massachusetts GO, 5.00%, 2/1/35	50,000	50,664
Massachusetts GO, 3.00%, 7/1/35	100,000	98,118
Massachusetts GO, 4.00%, 12/1/39	50,000	50,026
Massachusetts GO, 4.00%, 11/1/40	275,000	278,192
Massachusetts GO, 3.00%, 4/1/41	710,000	614,683
Massachusetts GO, 5.00%, 11/1/41	55,000	56,153
Massachusetts GO, 4.00%, 4/1/42	645,000	645,008
Massachusetts GO, 5.00%, 11/1/45	75,000	78,380
Massachusetts GO, 5.00%, 1/1/49	445,000	466,699
Massachusetts GO, 5.00%, 11/1/50	75,000	77,079
Massachusetts Bay Transportation Authority Rev., Capital Appreciation, 0.00%, 7/1/31(1)	500,000	426,605
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/47	225,000	225,053
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	145,436
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 2/15/33	500,000	568,028
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	101,114
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), 5.00%, 10/1/48	115,000	121,145
Massachusetts Water Resources Authority Rev., 4.00%, 8/1/40	1,000,000	1,002,029
		5,004,412
Michigan — 3.6%
Great Lakes Water Authority Disposal System Rev., 5.00%, 7/1/38	150,000	166,636
Michigan State University Rev., 4.00%, 2/15/44	1,280,000	1,261,176
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	938,806
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	50,000	51,367
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	509,581

State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	101,695
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	955,400
State of Michigan Trunk Line Rev., 4.00%, 11/15/46	475,000	458,114
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/46	525,000	544,121
Wayne State University Rev., 4.00%, 11/15/48	900,000	823,488
		5,810,384
Minnesota — 0.6%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	101,354
State of Minnesota GO, 5.00%, 8/1/37	300,000	341,607
State of Minnesota GO, 5.00%, 8/1/40	145,000	162,716
State of Minnesota Rev., 5.00%, 3/1/27	100,000	101,809
State of Minnesota Rev., 5.00%, 3/1/29	215,000	228,602
		936,088
Mississippi — 0.8%
State of Mississippi GO, 5.00%, 10/1/29	1,180,000	1,219,237
Nebraska — 0.5%
Omaha Public Power District Rev., 4.00%, 2/1/42	295,000	295,276
Omaha Public Power District Rev., 4.00%, 2/1/49	500,000	467,806
		763,082
Nevada — 1.1%
Clark County GO, 5.00%, 6/1/43	180,000	185,248
Clark County School District GO, 5.00%, 6/15/27	240,000	245,864
Clark County School District GO, 5.00%, 6/15/33	350,000	393,243
Clark County School District GO, 5.00%, 6/15/42	215,000	234,107
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/43	500,000	512,729
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	50,093
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	107,386
		1,728,670
New Jersey — 3.0%
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/46	100,000	97,938
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	50,475
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	95,036
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/42	645,000	658,999
New Jersey Economic Development Authority Rev., (State of New Jersey), 4.00%, 6/15/46	950,000	892,435
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	55,209
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	680,000	680,859
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/27	35,000	36,256
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	858,673
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	470,000	476,496
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	130,000	146,638
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	96,115
New Jersey Turnpike Authority Rev., 4.00%, 1/1/43	200,000	200,029
South Jersey Transportation Authority Rev., 4.625%, 11/1/47	250,000	249,482
State of New Jersey GO, 4.00%, 6/1/30	100,000	104,977
State of New Jersey GO, 3.00%, 6/1/32	110,000	109,814
		4,809,431
New Mexico — 0.2%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/26	200,000	200,372
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	49,778
		250,150
New York — 17.4%
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/34	150,000	154,671
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	65,000	65,970
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/38	200,000	214,320

Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/39	60,000	62,250
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	100,000	100,151
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	400,000	424,989
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/47	170,000	158,210
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/38	140,000	147,716
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/39	1,390,000	1,406,523
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/39	70,000	73,696
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/41	110,000	115,217
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	75,000	73,974
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	900,000	890,914
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/35	100,000	101,382
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	162,043
Hudson Yards Infrastructure Corp. Rev., 4.00%, 2/15/44	610,000	585,443
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	57,571
Long Island Power Authority Rev., 5.00%, 9/1/34	195,000	225,252
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	103,698
Long Island Power Authority Rev., 5.00%, 9/1/41	325,000	326,041
Long Island Power Authority Rev., 5.00%, 9/1/42	195,000	199,004
Metropolitan Transportation Authority Rev., 5.00%, 11/15/27	110,000	113,799
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	207,152
Metropolitan Transportation Authority Rev., 5.00%, 11/15/34	170,000	193,452
Metropolitan Transportation Authority Rev., 5.00%, 11/15/35	365,000	367,649
Metropolitan Transportation Authority Rev., 3.375%, 11/15/37	130,000	117,980
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AG)	220,000	220,085
Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	95,717
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/35	510,000	519,457
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/42	810,000	820,030
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/47	600,000	605,767
Metropolitan Transportation Authority Dedicated Tax Fund Rev., Capital Appreciation, 0.00%, 11/15/30(1)	615,000	539,234
New York City GO, 5.00%, 8/1/32	1,630,000	1,816,776
New York City GO, 5.00%, 8/1/33	230,000	258,242
New York City GO, 5.00%, 8/1/37	105,000	105,274
New York City GO, 4.00%, 8/1/39	360,000	357,073
New York City GO, 4.00%, 8/1/40	650,000	648,458
New York City GO, 4.00%, 8/1/41	400,000	396,887
New York City GO, 5.00%, 12/1/41	80,000	80,494
New York City GO, 5.00%, 9/1/42	185,000	196,840
New York City GO, 4.00%, 3/1/44	465,000	443,935
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AG)	100,000	96,067
New York City Transitional Finance Authority Building Aid Rev., (State of New York), 4.00%, 7/15/36 (ST AID WITHHLDG)	330,000	331,511
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	159,574
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	133,011
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	615,000	625,762
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	74,442
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee), 5.00%, 11/15/40	75,000	75,048
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/41	1,285,000	1,285,111
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	115,114
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	425,000	393,899
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/47	1,075,000	966,336
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,208
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	100,148
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	285,958
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/41	1,420,000	1,411,079
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/43	400,000	390,007
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/45	500,000	485,790

New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/37	75,000	75,987
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	145,000	147,445
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/38	65,000	65,466
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/39	200,000	200,799
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	145,000	145,750
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/40	560,000	569,558
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	100,000	100,127
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/41	125,000	131,177
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 3.00%, 3/15/41	530,000	465,361
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/42	100,000	100,237
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/42	550,000	599,625
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	160,000	157,620
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	250,000	246,281
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/47	225,000	210,331
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/33	60,000	60,390
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/36	50,000	51,626
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/40	105,000	108,717
New York State Dormitory Authority Rev., (State of New York Sales Tax), 4.00%, 3/15/43	235,000	231,504
New York State Dormitory Authority Rev., (Trustees of Columbia University in the City of New York), 5.00%, 10/1/38	70,000	72,400
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	101,045
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	100,600
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	35,154
New York State Thruway Authority Rev., 4.00%, 1/1/42	700,000	698,762
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	100,000	101,687
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/40	120,000	130,051
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/44	225,000	218,695
Port Authority of New York & New Jersey Rev., 5.375%, 3/1/28	30,000	30,848
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	101,922
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/41	1,000,000	1,010,049
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	153,278
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	107,037
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	96,775
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	203,281
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	50,788
Triborough Bridge & Tunnel Authority Rev., 3.00%, 11/15/47	100,000	77,113
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 4.00%, 11/15/31	125,000	133,364
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.00%, 11/15/34	145,000	167,920
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, 0.00%, 11/15/32(1)	255,000	207,558
		28,198,729
North Carolina — 0.2%
North Carolina Turnpike Authority Rev., Capital Appreciation, 0.00%, 1/1/41(1)	500,000	266,225
State of North Carolina Rev., 5.00%, 3/1/33	115,000	121,286
		387,511
Ohio — 3.8%
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/36	175,000	178,608
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/37	435,000	441,664
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/38	50,000	50,528
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/33	90,000	96,241
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/35	100,000	106,232
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 4.00%, 2/15/36	325,000	330,364
Cincinnati City School District GO, 5.25%, 12/1/30 (NPFG)	30,000	33,214
Franklin Sales Tax Rev., 5.00%, 6/1/43	100,000	102,877
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	200,000	201,043
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	507,406
JobsOhio Beverage System Rev., 5.00%, 1/1/36	2,505,000	2,893,190

Ohio State University Rev., 5.00%, 6/1/35	315,000	364,287
Ohio State University Rev., 4.00%, 12/1/43	700,000	695,471
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	79,657
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	106,116
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	40,000	43,705
		6,230,603
Oklahoma — 0.8%
Canadian County Educational Facilities Authority Rev., (Canadian County Independent School District No. 69 Mustang), 3.00%, 9/1/29	105,000	104,458
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	230,000	237,026
Oklahoma County Independent School District No. 89 Oklahoma City GO, 3.00%, 7/1/26	150,000	150,018
Oklahoma Industries Authority Rev., (Oklahoma County Independent School District No. 89 Oklahoma City), 5.00%, 4/1/32	105,000	116,338
Oklahoma Industries Authority Rev., (Oklahoma County Independent School District No. 89 Oklahoma City), 5.00%, 4/1/33	485,000	543,189
Tulsa County Industrial Authority Rev., (Tulsa County Independent School District No. 11 Owasso), 5.00%, 9/1/32	205,000	227,100
		1,378,129
Oregon — 0.1%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	88,323
Pennsylvania — 4.4%
Commonwealth Financing Authority Rev., (Commonwealth of Pennsylvania), 5.00%, 6/1/35	210,000	210,905
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	742,163
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	930,000	1,068,038
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	271,708
Pennsylvania COP, 5.00%, 7/1/43	100,000	101,899
Pennsylvania COP, 4.00%, 7/1/46	850,000	801,865
Pennsylvania GO, 5.00%, 8/15/26	60,000	60,297
Pennsylvania GO, 5.00%, 8/15/26	200,000	200,989
Pennsylvania GO, 5.00%, 1/1/27	135,000	136,945
Pennsylvania GO, 4.00%, 9/15/32	330,000	330,390
Pennsylvania GO, 3.00%, 9/15/36	80,000	75,857
Pennsylvania GO, 5.00%, 4/1/38	130,000	148,258
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	995,939
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 2/15/43	210,000	207,204
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/47	145,000	154,513
Philadelphia GO, 5.00%, 8/1/27	165,000	169,504
Philadelphia Authority for Industrial Development Rev., (St. Joseph's University), 4.00%, 11/1/45	795,000	716,522
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AG)	100,000	102,144
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	701,700
		7,196,840
Rhode Island — 0.8%
Rhode Island Commerce Corp. Rev., (State of Rhode Island), 5.00%, 6/15/26	75,000	75,059
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	1,003,267
Rhode Island Health & Educational Building Corp. Rev., (University of Rhode Island), 4.00%, 9/15/47	215,000	196,837
		1,275,163
South Carolina — 0.6%
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	40,000	40,000
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	80,000	80,086
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	145,000	145,000
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	300,000	300,263
South Carolina Public Service Authority Rev., 5.00%, 12/1/37	100,000	100,772
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	42,122
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	59,304
South Carolina Public Service Authority Rev., 5.00%, 12/1/46	235,000	235,862
		1,003,409

Texas — 16.0%
Austin Community College District GO, 4.00%, 8/1/45	425,000	405,610
Bexar County GO, 4.00%, 6/15/41	75,000	74,061
Bexar County GO, 5.00%, 6/15/42	400,000	405,270
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	115,000	115,535
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/35	190,000	219,665
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	467,211
Central Texas Turnpike System Rev., 5.00%, 8/15/32	150,000	166,201
Central Texas Turnpike System Rev., 5.00%, 8/15/38	170,000	187,337
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	94,623
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/47 (PSF-GTD)	850,000	784,079
Dallas GO, 5.00%, 2/15/29	100,000	106,077
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/26	145,000	146,419
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	300,000	339,259
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	332,056
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/45	535,000	519,555
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	80,141
Dallas Waterworks & Sewer System Rev., 4.00%, 10/1/41	100,000	98,255
El Paso GO, 4.00%, 8/15/26, Prerefunded at 100% of Par(2)	10,000	10,024
El Paso GO, 4.00%, 8/15/41	40,000	39,680
El Paso GO, 4.00%, 8/15/42	590,000	577,887
El Paso GO, 4.00%, 8/15/47	300,000	278,337
El Paso GO, 4.00%, 8/15/47	400,000	371,116
Grand Parkway Transportation Corp. Rev., 4.00%, 10/1/45	1,730,000	1,638,831
Harris Toll Road Rev., 4.00%, 8/15/48	410,000	381,476
Hidalgo County GO, 4.00%, 8/15/43	500,000	489,431
Houston GO, 5.00%, 3/1/35	860,000	980,452
Houston Higher Education Finance Corp. Rev., (William Marsh Rice University), 5.00%, 5/15/34	120,000	136,958
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/44	1,000,000	1,009,709
North Texas Tollway Authority Rev., 5.00%, 1/1/34	170,000	192,894
North Texas Tollway Authority Rev., 5.00%, 1/1/34	340,000	385,788
North Texas Tollway Authority Rev., 5.00%, 1/1/35	185,000	211,587
North Texas Tollway Authority Rev., 5.00%, 1/1/43	400,000	408,077
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/37	50,000	50,428
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/44	500,000	482,698
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AG)(1)	100,000	89,925
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	130,476
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	230,803
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	1,050,000	1,051,074
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/36	275,000	315,621
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/39	115,000	129,118
San Antonio Public Facilities Corp. Rev., (City of San Antonio TX), 4.00%, 9/15/42	3,845,000	3,709,763
San Jacinto Community College District GO, 4.00%, 2/15/41	2,850,000	2,849,875
State of Texas GO, 5.00%, 10/1/30	55,000	56,678
State of Texas GO, 5.00%, 10/1/33	100,000	102,749
State of Texas GO, 5.00%, 10/1/36	225,000	258,537
State of Texas GO, 5.00%, 10/1/40	195,000	218,518
Tarrant Regional Water District Water Supply System Rev., 5.00%, 3/1/34	110,000	125,403
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/29	45,000	45,071
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/34	105,000	105,022
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/35	125,000	126,351
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 4/15/38	220,000	219,432
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/38	400,000	405,746
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/38	285,000	296,241
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/40	500,000	497,358

Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/41	650,000	642,700
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.75%, 10/15/43	500,000	525,752
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/45	450,000	435,864
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.125%, 10/15/47	900,000	875,621
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 3.00%, 10/15/39	150,000	135,571
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.50%, 10/15/45	115,000	117,029
		25,883,025
Utah — 0.8%
Intermountain Power Agency Rev., 5.00%, 7/1/29	105,000	112,035
Intermountain Power Agency Rev., 5.00%, 7/1/29	110,000	117,370
Intermountain Power Agency Rev., 5.00%, 7/1/30	175,000	189,996
Intermountain Power Agency Rev., 5.00%, 7/1/31	475,000	523,296
Intermountain Power Agency Rev., 5.00%, 7/1/32	45,000	50,083
Salt Lake City Airport Rev., 5.00%, 7/1/42	150,000	152,099
State of Utah GO, 5.00%, 7/1/26	135,000	135,261
Utah Transit Authority Rev., 5.25%, 6/15/32 (AG)	40,000	44,735
		1,324,875
Virginia — 0.3%
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/31	70,000	71,029
Virginia College Building Authority Rev., (Commonwealth of Virginia), 3.00%, 2/1/35	80,000	77,797
Virginia Commonwealth Transportation Board Rev., (Commonwealth of Virginia), 5.00%, 5/15/33	50,000	51,557
Virginia Public Building Authority Rev., (Commonwealth of Virginia), 5.00%, 8/1/27	110,000	113,208
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	150,109
		463,700
Washington — 4.4%
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	54,687
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	150,853
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/26(2)	170,000	170,319
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	510,000	573,346
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	131,391
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	150,000	166,900
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	1,105,000	1,111,863
King County Sewer Rev., 4.00%, 7/1/31	125,000	125,199
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	644,741
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	1,000,328
State of Washington GO, 5.00%, 8/1/27	135,000	138,811
State of Washington GO, 5.00%, 8/1/28	50,000	50,192
State of Washington GO, 5.00%, 8/1/32	255,000	261,540
State of Washington GO, 5.00%, 8/1/36	55,000	55,211
State of Washington GO, 5.00%, 2/1/39	125,000	139,067
State of Washington GO, 5.00%, 8/1/39	110,000	122,786
State of Washington GO, 5.00%, 2/1/40	40,000	42,204
State of Washington GO, 5.00%, 2/1/40	100,000	101,060
State of Washington GO, 5.00%, 8/1/40	265,000	277,101
State of Washington GO, 5.00%, 2/1/44	530,000	571,321
State of Washington GO, 5.00%, 2/1/45	395,000	428,730
University of Washington Rev., 4.00%, 12/1/41	875,000	857,303
		7,174,953
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	72,156
State of West Virginia GO, 4.00%, 12/1/42	210,000	210,329
		282,485

Wisconsin — 0.3%
State of Wisconsin GO, 5.00%, 5/1/36	320,000	362,726
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	135,598
		498,324
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $160,135,398)		159,658,238
OTHER ASSETS AND LIABILITIES — 1.4%		2,306,025
TOTAL NET ASSETS — 100.0%		$161,964,263

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
ST AID WITHHLDG	–	State Aid Withholding
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.